UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares [Member]
Ordinary stock, par value	[1]	$ 6.0	$ 6.0
Ordinary stock, shares authorized		800,000,000	800,000,000
Ordinary stock, shares issued		10,941,519	437,885
Ordinary stock, shares outstanding		10,941,519	437,885
Class B Ordinary Shares [Member]
Ordinary stock, par value	[1]	$ 6.0	$ 6.0
Ordinary stock, shares authorized		200,000,000	200,000,000
Ordinary stock, shares issued		1,495,942	333,333
Ordinary stock, shares outstanding		1,495,942	333,333

[1]	Number of shares has been retrospectively adjusted for the share consolidation, refer to Note 12.